Organization and Nature of Operations	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

1. Organization and Nature of Operations

NIO Inc. (“NIO”, or “the Company”) was incorporated under the laws of the Cayman Islands in November, 2014, as an exempted company with limited liability. The Company was formerly known as NextCar Inc.. It changed its name to NextEV Inc. in December, 2014, and then changed to NIO Inc. in July, 2017. The Company, its subsidiaries and consolidated variable interest entities (“VIEs”) are collectively referred to as the “Group”.

The Group designs and develops high-performance fully electric vehicles. It launched the first volume manufactured electric vehicle, the ES8, to the public in December 2017. The Group jointly manufactures ES8 through strategic collaboration with other Chinese vehicle manufacturers. The Group also offers Energy and Service packages to its users. As of December 31, 2017 and 2018, its primary operations are conducted in the People’s Republic of China (“PRC”). The Group began to sell its first vehicles in June 2018. The Company’s principal subsidiaries and VIEs are as follows:

Subsidiaries	Equity interest held	Place and date of incorporation or date of acquisition	Principal activities
NIO NextEV Limited (“NIO HK”) (formerly known as NextEV Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Co., Ltd. (“NIO SH”) (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO USA, Inc. (“NIO US”) (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
NIO NextEV (UK) Limited (formerly known as NextEV (UK) Limited)	100%	United Kingdom, February 2016	Marketing and technology development
NIO Sport Limited (“NIO Sport”) (formerly known as NextEV NIO Sport Limited)	100%	Hong Kong, April 2016	Racing management
XPT Technology Limited (“XPT Technology”)	100%	Hong Kong, April 2016	Investment holding
XPT Inc. (“XPT US”)	100%	United States, April 2016	Technology development
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
Shanghai XPT Technology Limited	100%	Shanghai, PRC, May 2016	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. (“XPT NJEP”)	100%	Nanjing, PRC, July 2016	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. (“XPT NJES”)	100%	Nanjing, PRC, October 2016	Manufacturing of battery pack
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
NextEV User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
Shanghai NIO Sales and Services Co., Ltd. (“UE CNHC”)	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”)	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. (“XPT NJWL”)	50%	Nanjing, PRC, June 2017	Manufacturing of components
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding

VIE and VIE’s subsidiaries	Economic interest held	Place and Date of incorporation or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	100%	BVI, October 2014
NIO Technology Co., Ltd. (“NIO SHTECH”) (formerly known as Shanghai NextEV Technology Co., Ltd.)	100%	Shanghai, PRC, November 2014
Beijing NIO Network Technology Co., Ltd. (“NIO BJTECH”)	100%	Beijing, PRC, July 2017
Shanghai Anbin Technology Co., Ltd. (“NIO ABTECH”)	100%	Shanghai, PRC, April 2018

In accordance with the Article of Association of XPT NJWL, the Company has the power to control the board of directors of XPT NJWL to unilaterally govern the financial and operating policies of XPT NJWL and the non-controlling shareholder does not have substantive participating rights, therefore, the Group consolidates this entity.

Initial Public Offering

On September 12, 2018, the Company consummated its initial public offering (the “IPO”) on the New York Stock Exchange, where 160,000,000 ordinary shares were newly issued with the total net proceeds of RMB6,568,291 (US$956,362). Subsequently on October 12, 2018, over-allotment option were fully exercised and the Company received a net proceeds of RMB962,746 (US$138,982) associated with issuing additional 24,000,000 ordinary shares.

Variable interest entity

NIO SHTECH was established by Li Bin and Qin Lihong (the “Nominee Shareholders”) in November, 2014. In 2015, NIO SH, NIO SHTECH, and the Nominee Shareholders of NIO SHTECH entered into a series of contractual agreements, including a loan agreement, an equity pledge agreement, exclusive call option agreement and power of attorney that irrevocably authorized the Nominee Shareholders designated by NIO SH to exercise the equity owner’s rights over NIO SHTECH. These agreements provide the Company, as the only shareholder of NIO SH, with effective control over NIO SHTECH to direct the activities that most significantly impact NIO SHTECH’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from NIO SHTECH. Management concluded that NIO SHTECH is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of NIO SHTECH and shall consolidate the financial results of NIO SHTECH in the Group’s consolidated financial statements. In April 2018, the above mentioned contractual agreements were terminated. On the same date, NIO SHTECH became a subsidiary wholly owned by NIO ABTECH, who also became a VIE of the Group on that day. As of December 31, 2017 and 2018, NIO SHTECH did not have significant operations, nor any material assets or liabilities.

In October 2014, Prime Hubs, a British Virgin Islands (“BVI”) incorporated company and a consolidated variable interest entity of the Group, was established by the shareholders of the Group to facilitate the adoption of the Company’s employee stock incentive plans. The Company entered into a management agreement with Prime Hubs and Li Bin. The agreement provides the company with effective control over Prime Hubs and enables the Company to obtain substantially all of the economic benefits arising from Prime Hubs. As of December 31, 2017 and 2018, Prime Hubs held 26,900,001 ordinary shares and 4,250,002 Class A Ordinary Shares of the Company, respectively.

In April 2018, NIO SH entered into a series of contractual arrangements with the Nominee Shareholders as well as NIO ABTECH and NIO BJTECH separately, each including a loan agreement, an equity pledge agreement, exclusive call option agreement and power of attorney that irrevocably authorized the Nominee Shareholders designated by NIO SH to exercise the equity owner’s rights over NIO ABTECH and NIO BJTECH. These agreements provide the Company, as the only shareholder of NIO SH, with effective control over NIO ABTECH and NIO BJTECH to direct the activities that most significantly impact their economic performance and enable the Company to obtain substantially all of the economic benefits arising from them. Management concluded that NIO ABTECH and NIO BJTECH are variable interest entities of the Company and the Company is the ultimate primary beneficiary of them and shall consolidate the financial results of NIO ABTECH and NIO BJTECH in the Group’s consolidated financial statements. As of December 31, 2018, NIO ABTECH and NIO BJTECH did not have significant operations, nor any material assets or liabilities.

Liquidity

The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB2,573,254, RMB5,021,174 and RMB9,638,979 for the years ended December 31, 2016, 2017 and 2018, respectively. Accumulated deficit amounted to RMB11,711,948 and RMB35,039,810 as of December 31, 2017 and 2018, respectively. Net cash used in operating activities was approximately RMB2,201,564, RMB4,574,719 and RMB7,911,768 for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the Group’s working capital was RMB6,691,491 and RMB3,576,246.

The Group’s liquidity is based on its ability to generate cash from operating activities, obtain capital financing from equity interest investors and borrow funds on favorable economic terms to fund its general operations and capital expansion needs. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. As of December 31, 2017 and 2018, the Group’s balance of cash and cash equivalents was RMB7,505,954 and RMB3,133,847. In addition, up to the date of this report, the Company has entered into loan facility agreements with several banks in China for a total principal amount of RMB 7,095,000, with respective expiration date from April 27, 2019 to December 15, 2025. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses of the Group.

Based on cash flows projection from operating and financing activities and existing balance of cash and cash equivalents, management is of the opinion that the Group has sufficient funds for sustainable operations and it will be able to meet its payment obligations from operations and debt related commitments for the next twelve months from the issuance of the consolidated financial statements. Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.